Commitments and contingencies (Details) - Management Company (MSA) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related party transactions
Annual management fees payable	$ 10.0	$ 10.0
Oil and gas management agreement, renewal term	1 year	1 year